SIGNIFICANT COMMITMENTS AND AGREEMENTS - Cooperation Agreement (Details) $ in Millions	Dec. 31, 2023 USD ($)
No later than a year
Operating lease commitments
Minimum commitment value	$ 4,500
1-2 years
Operating lease commitments
Minimum commitment value	$ 9,000